Schedule I - Condensed Financial Information of Parent Company - Statements of Changes in Equity (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Condensed Financial Statements, Captions [Line Items]
Unrealized gain on available-for-sale securities, tax effect
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Unrealized gain on available-for-sale securities, tax effect	$ 0	$ 0	$ 0